Significant Accounting Policies - Revenue Recognition for Major Categories of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by Major Products/Service Offerings
Amount of revenue deferred and recognized over the shipping period	$ 0
Services
Revenue by Major Products/Service Offerings
Contract term, high end of range	5 years
Deferred income	$ 3,444	$ 3,241
Contract assets	420	426
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 816	$ 788
Services | Maximum
Revenue by Major Products/Service Offerings
Contract term, low end of range	1 year
Proprietary Term License Software
Revenue by Major Products/Service Offerings
License contract term	1 month
Open Source Software
Revenue by Major Products/Service Offerings
Standalone selling price	$ 0
Allocation of consideration to open source software license	0
Revenue recognized when control is transferred to client	$ 0
Financing
Revenue by Major Products/Service Offerings
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue	Revenue	Revenue